PROPERTY, PLANT, EQUIPMENT AND MINERAL CLAIM ASSETS (Details) (USD $)	0 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended		114 Months Ended	120 Months Ended
	Jul. 01, 2011	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Jun. 30, 2014
Property Plant Equipment And Mineral Claim Assets Disclosure [Abstract]
Impairment of Long-Lived Assets Held-for-use	$ 124,343	$ 0	$ 0	$ 0	$ 0	$ 0	$ 5,341	$ 145,995	$ 145,995
Depreciation				53,896	48,120	99,160	98,673
Depletion				$ 0	$ 0	$ 0	$ 0